Shareholder Report, Average Annual Return (Details) LMA1300_ClearBridge International Growth Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	19.42%	7.28%	8.24%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	20.42%	7.28%	8.24%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	24.93%	11.18%	7.67%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	23.03%	12.33%	7.48%